Interests in equity-accounted investees (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Interests in equity-accounted investees
Investments in associate	¥ 2,193,937	¥ 38,567
Share of net assets from a joint venture	13,675
Goodwill on retaining interests in an associate	3,279,036
Interests in equity-accounted investees	¥ 5,486,648	¥ 38,567